SHARE CAPITAL - Common Shares Issued and Outstanding (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity
Balance, beginning of year	$ 5,203.2	$ 5,172.3
Issued on vesting of restricted share units	0.0	0.0
Dividend reinvestment plan	0.5	0.7
Issued on exercise of warrants (Note 29)	0.2	0.1
Issued on exercise of share options		5.0
Other adjustments	0.1
Balance, ending of year	$ 3,693.4	5,203.2
Monarch Gold Corporation
Equity
Issued on acquisition		61.2
Exploration Properties
Equity
Issued on acquisition		$ 3.1
Ordinary shares
Number of common shares
Exercise of warrants (in shares)	0	44
Share capital
Equity
Balance, beginning of year	$ 7,689.9	$ 7,648.9
Issued on vesting of restricted share units	4.4	4.5
Dividend reinvestment plan	0.5	0.7
Other adjustments	0.0	(28.6)
Balance, ending of year	7,695.0	7,689.9
Share capital | Monarch Gold Corporation
Equity
Issued on acquisition	0.0	61.2
Share capital | Exploration Properties
Equity
Issued on acquisition	$ 0.0	$ 3.1
Share capital | Ordinary shares
Number of common shares
Number of shares outstanding at beginning of period	959,806	952,621
Issued on vesting of restricted share units (in shares)	1,181	1,353
Dividend reinvestment plan (in shares)	114	147
Cancellations of Ordinary Shares, Shares	(98)	(6,673)
Number of shares outstanding at end of period	961,003	959,806
Share capital | Ordinary shares | Monarch Gold Corporation
Number of common shares
Issued as consideration in acquisition (in shares)	0	11,608
Share capital | Ordinary shares | Exploration Properties
Number of common shares
Issued as consideration in acquisition (in shares)	0	706